Consolidated Statements of Financial Position - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, and Short-term Investments
Cash and Due From Banks	[1]	$ 3,333,772	$ 5,772,389
Short-term Investments	[1]	27,232,064	52,668,278
Cash and Cash Equivalents	[1]	30,565,836	58,440,667
Restricted Cash	[2]	4,677,945	2,671,957
LOANS:
Direct Cash Loans	[3]	540,380,078	474,557,932
Real Estate Loans	[3]	27,117,189	24,609,094
Sales Finance Contracts	[3]	34,314,270	30,961,811
Loans and Leases Receivable, Gross		601,811,537	530,128,837
Unearned Finance Charges		74,439,222	60,850,936
Unearned Insurance Premiums		39,212,982	37,593,775
Allowance for Loan Losses		42,500,000	48,500,000
Loans and Leases Receivable, Net Amount		445,659,333	383,184,126
EQUITY METHOD INVESTMENTS	[4]	0	26,201,949
Other Assets
Property, Plant and Equipment, Net		15,522,745	13,948,249
Deferred Acquisition Costs		2,279,512	2,226,977
Due from Non-affiliated Insurance Company		2,179,972	1,668,092
Other Miscellaneous		7,771,829	6,448,607
Other Assets		27,754,058	24,291,925
ASSETS, Total		718,235,393	673,984,714
Investments, Debt and Equity Securities
Available for Sale, at fair value	[5]	204,568,031	167,190,644
Held to Maturity, at amortized cost	[5]	5,010,190	12,003,446
Marketable Debt Securities, Total	[5]	209,578,221	179,194,090
SENIOR DEBT:
Senior Demand Notes, including accrued interest	[6]	71,818,656	73,167,157
Commercial Paper	[6]	354,912,561	336,624,491
Senior Debt, total	[6]	426,731,217	409,791,648
Accounts Payable and Accrued Expenses		25,920,271	17,606,851
Subordinated Debt	[7]	33,487,903	34,847,845
LIABILITIES, Total		486,139,391	462,246,344
COMMITMENTS AND CONTINGENCIES	[8]
STOCKHOLDERS' EQUITY:
Preferred Stock		0	0
Accumulated Other Comprehensive Income (Loss)		4,596,132	(1,002,183)
Retained Earnings		227,329,870	212,570,553
Total Stockholders' Equity		232,096,002	211,738,370
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		718,235,393	673,984,714
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock		$ 0	$ 0

[1]	See Note 6.
[2]	See Note 1.
[3]	See Note 2.
[4]	See Note 5.
[5]	See Note 3.
[6]	See Note 7.
[7]	See Note 8.
[8]	See note 9.